Organization and Business Description - Schedule of Cash Flow Statement (Details) - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Cash Flow Statement [Line Items]
Net cash provided by operating activities	$ 65,036	$ 3,566,639	$ 1,580,656
Net cash used in investing activities	(9,370,058)	(2,430,248)	(120,904)
Net cash provided by (used in) financing activities	$ 11,204,749	$ (213,892)	$ 121,855